Equity and Other Comprehensive Income (Loss) - Summary of Other Reserves (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Reserves [Line Items]
Opening balance	kr 2,292	kr 965
Translation reserves
Changes in translation reserves	(5,400)
Other comprehensive income (loss), net of tax	(8,641)	(3,590)	kr 100
Total comprehensive income (loss)	8,982	(1,750)	(6,176)
Closing balance	(2,689)	2,292	965
Translation reserves [member]
Other Reserves [Line Items]
Opening balance	2,967	893
Translation reserves
Changes in translation reserves	(5,434)	1,943
Reclassification to profit and loss	124	54
Share of other comprehensive income of JV and assoicated companies	(81)	77
Other comprehensive income (loss), net of tax	(5,391)	2,074
Total comprehensive income (loss)	(5,391)	2,074
Closing balance	(2,424)	2,967	893
Cash flow hedge reserve [member]
Other Reserves [Line Items]
Opening balance	(230)
Cash flow hedge reserve
Gains/losses arising during the period	136	(290)
Reclassification to profit and loss	281
Translation reserves
Tax on items that have been or may be reclassified to profit or loss	(86)	60
Other comprehensive income (loss), net of tax	331	(230)
Total comprehensive income (loss)	331	(230)
Closing balance	101	(230)
Revaluation of borrowings [member]
Other Reserves [Line Items]
Opening balance	(445)	72
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	99	(651)
Tax on items that will not be reclassified to profit or loss	(20)	134
Translation reserves
Other comprehensive income (loss), net of tax	79	(517)
Total comprehensive income (loss)	79	(517)
Closing balance	(366)	(445)	72
Other reserves [member]
Other Reserves [Line Items]
Opening balance	2,292	965
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	99	(651)
Tax on items that will not be reclassified to profit or loss	(20)	134
Cash flow hedge reserve
Gains/losses arising during the period	136	(290)
Reclassification to profit and loss	281
Translation reserves
Changes in translation reserves	(5,434)	1,943
Reclassification to profit and loss	124	54
Share of other comprehensive income of JV and assoicated companies	(81)	77
Tax on items that have been or may be reclassified to profit or loss	(86)	60
Other comprehensive income (loss), net of tax	(4,981)	1,327	2,187
Total comprehensive income (loss)	(4,981)	1,327	2,187
Closing balance	kr (2,689)	kr 2,292	kr 965